Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2016
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information

14. Supplemental Cash Flow Information

The Company’s acquisitions and divestitures of businesses and interests in affiliates, net of cash acquired were as follows:

	2016	2015	2014
Business combinations and other acquisitions:
Fair value of assets acquired, excluding cash	$(529.5)	$(146.4)	—
Liabilities assumed	50.9	7.9	—
Fair value of earn-out and deferred purchase consideration	—	39.6	—
Less: Non-controlling interest	252.3	—	—

Total business combinations	$(226.3)	$(98.9)	—
Acquisition of additional interests in subsidiaries	—	(4.2)	—

Acquisition of businesses and interests in affiliates, net of cash acquired	$(226.3)	$(103.1)	$—

	2016	2015	2014
Divestitures of business, net of cash disposed	$—	$—	$2.4

Payments for interest and income taxes were as follows:

	2016	2015	2014
Interest	$64	$66	$57
Income taxes	$247	$214	$206